CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Current assets
Cash and cash equivalents	¥ 1,299,658	$ 199,181	¥ 983,004
Restricted cash	797	122	2,638
Short-term investments	360,803	55,295	1,369,118
Accounts receivable (net of allowance for credit losses of RMB109,315 and RMB100,020 (US$15,329) as of December 31, 2019 and 2020, respectively)	225,586	34,573	469,276
Prepayments and other current assets	835,694	128,076	936,109
Due from related parties	224,323	34,379	233,255
Total current assets	2,946,861	451,626	3,993,400
Non-current assets
Property and equipment, net	101,984	15,630	103,397
Operating lease right-of-use assets	17,729	2,717	183,563
Intangible assets, net	12,575	1,927	44,476
Long-term investments	2,409,726	369,307	2,516,724
Due from related parties	3,522	540	25,533
Deferred tax assets	15,607	2,392	31,951
Other non-current assets	105,479	16,165	112,700
Total non-current assets	2,666,622	408,678	3,018,344
Total assets	5,613,483	860,304	7,011,744
Current liabilities (including current liabilities of the VIEs and a VIE's subsidiaries without recourse to the Company amounting to RMB132,547 and RMB140,741 (US$21,570) as of December 31, 2019 and 2020, respectively) (Note 1)
Accounts payable	105,832	16,219	87,524
Accrued expenses and other current liabilities	1,390,042	213,034	1,504,728
Due to related parties	48,938	7,500	92,210
Income tax payable	27,505	4,215	60,657
Total current liabilities	1,572,317	240,968	1,745,119
Non-current liabilities (including non-current liabilities of the VIEs and a VIE's subsidiaries without recourse to the Company amounting to RMB35,786 and RMB 22,141 (US$3,393) as of December 31, 2019 and 2020, respectively) (Note 1)
Deferred tax liabilities	60,502	9,272	82,847
Other non-current liabilities	192,272	29,467	189,231
Total non-current liabilities	252,774	38,739	272,078
Total liabilities	1,825,091	279,707	2,017,197
Commitments and contingencies
Shareholders' equity
Additional paid-in capital	2,726,619	417,873	2,649,342
Retained earnings	857,188	131,370	1,944,938
Accumulated other comprehensive income	163,340	25,033	337,773
Total Cheetah Mobile Inc. shareholders' equity	3,747,381	574,312	4,932,278
Noncontrolling interests	41,011	6,285	62,269
Total equity	3,788,392	580,597	4,994,547
Total liabilities, noncontrolling interests and equity	5,613,483	860,304	7,011,744
Common Class A [Member]
Shareholders' equity
Ordinary shares	78	12	69
Total equity	78	12	69
Common Class B [Member]
Shareholders' equity
Ordinary shares	156	24	156
Total equity	¥ 156	$ 24	¥ 156